Description of Business and Basis of Financial Statements Description of Business and Basis of Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	May 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ 334,964		$ 295,953		$ 243,825
Cash and cash equivalents	17,798		56,901	$ 66,391	$ 59,991	$ 83,416	$ 102,238
Amount available for issuance	200,000		112,500
Entity public float	75,000	$ 75,000
At-The-Market Sales Agreement
Accounting Policies [Abstract]
Maximum aggregate offering price of securities	$ 60,000		$ 62,200